Property, Plant and Equipment (Narrative) (Detail)	12 Months Ended
Dec. 31, 2012
Land Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives range	5 years
Land Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives range	20 years
Buildings and Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives range	9 years
Buildings and Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives range	31 years 6 months
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives range	2 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives range	15 years